Business Combinations (Details Textual) $ in Thousands, $ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	May 31, 2019 CLP ($)	May 31, 2019 USD ($)	Jan. 28, 2019 ARS ($)	Sep. 20, 2018 CLP ($)	Sep. 20, 2018 USD ($)	Aug. 09, 2018 CLP ($)	Apr. 30, 2019	Aug. 31, 2018 CLP ($)	Dec. 31, 2019 CLP ($) shares	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Aug. 30, 2019 CLP ($) shares	Jul. 11, 2019 CLP ($)	Jul. 11, 2019 USD ($)	Jun. 28, 2019 CLP ($)	Nov. 13, 2018 shares	Aug. 31, 2018	Aug. 31, 2018 shares	Aug. 31, 2018 $ / perunit	Aug. 09, 2018 USD ($)	Jan. 29, 2018 CLP ($) $ / perunit	Nov. 17, 2016 CLP ($)	Nov. 17, 2016 USD ($)	Jun. 08, 2016 CLP ($)	Jun. 08, 2016 USD ($)	Dec. 09, 2015 CLP ($)	Dec. 09, 2015 USD ($)	May 07, 2014 CLP ($)	May 07, 2014 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						17.00%			49.9589%								30.0004%			17.00%	0.18%
Consideration transferred, acquisition-date fair value						$ 5,457,935		$ 361,560												$ 8,500,000	$ 49,400,000
Number of instruments or interests issued or issuable | $ / perunit																					934,774,763
Consideration paid (received)								470,711
Number of shares issued and fully paid | shares									369,502,872							12,000
Cahs flow used for control of subsidiaries or other business									$ 8,652,268	$ 5,819,495	$ 0
Finca La Celia S.A. [Member]
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary									82.987%	82.987%
Cahs flow used for control of subsidiaries or other business	$ 9,910,040	$ 14,000,000
Cerveceria Kunstmann S.A. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							5.001%
Proportion of voting rights held in subsidiary									50.0007%	50.0007%
Bebidas Bolivianas BBO SA Member [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						17.00%														17.00%								34.00%	34.00%
Consideration transferred, acquisition-date fair value						$ 5,457,935							$ 122,210	$ 1,249,713	$ 849,630					$ 8,500,000		$ 663,951	$ 1,019,970	$ 1,510,420	$ 2,221,696	$ 1,921,245	$ 2,720	$ 13,776,885	$ 24,303,000
Proportion of voting rights held in subsidiary						51.00%
Payment Of Capital Commitment				$ 1,044,688	$ 1,530,029
Cervecera Guayacan SpA [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																	30.0004%
Consideration transferred, acquisition-date fair value								$ 361,560
Proportion of voting rights held in subsidiary								50.0004%
Number of instruments or interests issued or issuable																	39,232,000		39,232
Consideration paid (received)								$ 470,711
Number of shares issued and fully paid | shares																		49,038
Bodega San Juan SAU [Member]
Disclosure of detailed information about business combination [line items]
Cahs flow used for control of subsidiaries or other business	$ 1,986,836	$ 2,806,820	$ 100,000
Cervecera Szot SpA [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value												$ 6,156
Proportion of voting rights held in subsidiary							50.001%
Number of shares issued | shares												5,001,000